Exhibit 99.1

World Omni Auto Receivables Trust 2015-B

Monthly Servicer Certificate

January 31, 2019

Dates Covered
Collections Period	01/01/19 - 01/31/19
Interest Accrual Period	01/15/19 - 02/14/19
30/360 Days	30
Actual/360 Days	31
Distribution Date	02/15/19

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 12/31/18	189,003,499.05	17,353
Yield Supplement Overcollateralization Amount 12/31/18	3,441,700.27	0
Receivables Balance 12/31/18	192,445,199.32	17,353
Principal Payments	10,935,226.46	421
Defaulted Receivables	400,711.47	27
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 01/31/19	3,118,488.83	0
Pool Balance at 01/31/19	177,990,772.56	16,905

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	1,080,585,328.57	48,642

Pool Factor	16.76%

Prepayment ABS Speed	1.23%

Overcollateralization Target Amount	10,324,099.57
Actual Overcollateralization	10,324,099.57

Weighted Average APR	4.09%
Weighted Average APR, Yield Adjusted	5.68%
Weighted Average Remaining Term	28.86

Delinquent Receivables:
Past Due 31-60 days	5,068,374.71	335
Past Due 61-90 days	1,480,825.07	103
Past Due 91-120 days	228,970.85	19
Past Due 121+ days	0.00	0
Total	6,778,170.63	457

Total 31+ Delinquent as % Ending Pool Balance	3.81%

Recoveries	213,175.76

Aggregate Net Losses/(Gains) - January 2019	187,535.71

Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	1.17%
Prior Net Losses Ratio	0.44%
Second Prior Net Losses Ratio	0.99%
Third Prior Net Losses Ratio	0.88%
Four Month Average	0.87%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	1.91%

Flow of Funds	$ Amount

Collections	11,803,209.22
Advances	(4,996.01)
Investment Earnings on Cash Accounts	55,292.97
Servicing Fee	(160,371.00)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	11,693,135.18

Distributions of Available Funds
(1) Class A Interest	232,044.92
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	37,911.67
(4) Second Priority Principal Distributable Amount	688,626.92
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	10,324,099.57
(7) Supplemental Reserve Amount	0.00
(8) Distribution to Certificateholders	410,452.10
(9) Remaining Amounts	0.00

Total Distributions of Available Funds	11,693,135.18

Servicing Fee	160,371.00
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	988,000,000.00
Original Class B	21,160,000.00

Total Class A & B
Note Balance @ 01/15/19	178,679,399.48
Principal Paid	11,012,726.49
Note Balance @ 02/15/19	167,666,672.99

Class A-1
Note Balance @ 01/15/19	0.00
Principal Paid	0.00
Note Balance @ 02/15/19	0.00
Note Factor @ 02/15/19	0.0000000%

Class A-2a
Note Balance @ 01/15/19	0.00
Principal Paid	0.00
Note Balance @ 02/15/19	0.00
Note Factor @ 02/15/19	0.0000000%

Class A-2b
Note Balance @ 01/15/19	0.00
Principal Paid	0.00
Note Balance @ 02/15/19	0.00
Note Factor @ 02/15/19	0.0000000%

Class A-3
Note Balance @ 01/15/19	32,519,399.48
Principal Paid	11,012,726.49
Note Balance @ 02/15/19	21,506,672.99
Note Factor @ 02/15/19	9.1908859%

Class A-4
Note Balance @ 01/15/19	125,000,000.00
Principal Paid	0.00
Note Balance @ 02/15/19	125,000,000.00
Note Factor @ 02/15/19	100.0000000%

Class B
Note Balance @ 01/15/19	21,160,000.00
Principal Paid	0.00
Note Balance @ 02/15/19	21,160,000.00
Note Factor @ 02/15/19	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	269,956.59
Total Principal Paid	11,012,726.49
Total Paid	11,282,683.08

Class A-1
Coupon	0.41000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	0.96000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2a Holders	0.00

Class A-2b
One-Month Libor	2.50894%
Coupon	2.90894%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2b Holders	0.00

Class A-3
Coupon	1.49000%
Interest Paid	40,378.25
Principal Paid	11,012,726.49
Total Paid to A-3 Holders	11,053,104.74

Class A-4
Coupon	1.84000%
Interest Paid	191,666.67
Principal Paid	0.00
Total Paid to A-4 Holders	191,666.67

Class B
Coupon	2.15000%
Interest Paid	37,911.67
Principal Paid	0.00
Total Paid to B Holders	37,911.67

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.2675062
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	10.9127656
Total Distribution Amount	11.1802718

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0000000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.0000000

A-2b Interest Distribution Amount	0.0000000
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.1725566
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	47.0629337
Total A-3 Distribution Amount	47.2354903

A-4 Interest Distribution Amount	1.5333334
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.5333334

B Interest Distribution Amount	1.7916668
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.7916668

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	62.53
Noteholders' Principal Distributable Amount	937.47

Account Balances	$ Amount

Advances
Balance as of 12/31/18	61,380.50
Balance as of 01/31/19	56,384.49
Change	(4,996.01)

Reserve Account
Balance as of 01/15/19	17,081,024.89
Investment Earnings	34,118.72
Investment Earnings Paid	(34,118.72)
Deposit/(Withdrawal)	-
Balance as of 02/15/19	17,081,024.89
Change	-

Required Reserve Amount	17,081,024.89